PROSPECTUS SUPPLEMENT                                         63275 7/00
dated July 24, 2000 to:
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Putnam Emerging Markets Fund (the "fund")
Prospectus dated December 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                Since Experience
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Thomas R. Haslett      1997  1996-Present         Putnam Management
Managing Director            Prior to Dec. 1996   Montgomery Asset
                                                  Management Ltd.
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J. Peter Grant         1995  1973-Present         Putnam Management
Senior Vice President
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Stephen Oler           1997  1997-Present         Putnam Management
Senior Vice President        1996-1997            Templeton Investments
                             Prior to March 1996  Baring Asset Management Co.
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Carmel Peters          1997  1997-Present         Putnam Mangement
Senior Vice President        1996-1997            Wheelock Natwest
                                                  Investment Management,
                                                  Hong Kong
                             Prior to Feb. 1996   Rothschild Asset
                                                  Management Asia Pacific,
                                                  Hong Kong
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Paul C. Warren         1999  1997-Present         Putnam Management
Senior Vice President        Prior to May 1997    IDS Fund Management
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Claudio Brocado        1999  1999-Present         Putnam Management
Vice President               Jan. 1999-Aug. 1999  Stires, O'Donnell & Co.
                             Nov. 1998-Jan 1999   Coast Partners
                             Oct. 1997-Nov. 1998  Dresdner RCM Global
                                                  Investors
                             Prior to Oct. 1997   Valores Finamex
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